PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Components of Property and Equipment

The components of property and equipment were as follows:

(In millions)

June 30,	2026	2025

Land	$10,546	$9,338
Buildings and improvements	182,749	137,921
Leasehold improvements	16,348	12,117
Servers, network equipment, and software	215,874	132,836
Furniture and equipment	6,250	6,407

Total, at cost	431,767	298,619
Accumulated depreciation	(118,691)	(93,653)

Total, net	$313,076	$204,966